Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Sep. 30, 2019	Dec. 31, 2019
Operating revenues	$ 48,270		$ 944		$ 16,400		$ 73,987	$ 5,567	$ 8,223		$ 8,115
Oil and natural gas production	4,692		1,814		2,653		6,919	4,203	4,870		3,372
Production and ad valorem taxes	2,543		94		886		4,207	402	566		449
Exploration and abandonments	463		1		5,032		654	4	4		2,850
Depletion, depreciation and amortization	16,857		1,735		9,877		29,820	5,091	6,385		4,269
Accretion of discount on asset retirement obligations	37		35		51		72	69	89		72
General and administrative	1,617		1,412		2,775		3,376	4,273	4,840		8,682
Total operating costs and expenses	27,232		5,091		37,050		47,037	14,042	16,754		19,694
Income (loss) from operations	21,038		(4,147)		(20,650)		26,950	(8,475)	(8,531)		(11,579)
Net income (loss)	5,743	$ 4,744	(4,147)	$ (80,831)	(16,429)		10,487	(84,978)	(85,034)		(11,579)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	5,743	4,744	(4,147)	(80,831)	(16,429)		10,487	(84,978)	(85,034)		(11,579)
Exploration and abandonment expense					4,854		369	4	4		2,850
Depletion, depreciation and amortization	16,857		1,735		9,877		29,820	5,091	6,385		4,269
Accretion expense					51		72	69	89		72
Accounts receivable					(5,177)		(16,064)	2,886	844		70
Prepaid expenses, inventory and other current assets					(506)		(366)	(3,621)	(196)		(209)
Accounts payable and accrued liabilities					(1,990)		5,803	(763)	(2,694)		3,755
Net cash provided by (used in) operating activities					5,413		47,280	(4,812)	(4,102)		(772)
Additions to oil and natural gas properties					(64,947)		(89,959)	(49,016)	(49,364)		(60,998)
Changes in working capital associated with oil and natural gas property additions					(5,666)		15,223	7,652	7,348		24,682
Acquisitions of oil and natural gas properties					(1,181)		(2,070)	(3,298)	(3,338)		(10,918)
Issuance of notes receivable					0		0	(5,907)	(7,482)		(4,193)
Net cash used in investing activities					(71,939)		(76,867)	(65,619)	(67,886)		(51,434)
Contributions from partners					0		0	54,000	54,000		74,023
Net cash provided by financing activities					84,135		22,877	54,000	51,220		74,023
Net decrease in cash and cash equivalents					17,609		(6,710)	(16,431)	(20,768)		21,817
Cash and cash equivalents, beginning of period		$ 19,552		22,711	1,943		19,552	22,711	22,711	$ 894	894
Cash and cash equivalents, end of period					19,552	$ 22,711			1,943		22,711
HighPeak II [Member]
Operating revenues						3,858				942
Oil and natural gas production						1,578				1,190
Production and ad valorem taxes						188				59
Exploration and abandonments						33				756
Depletion, depreciation and amortization						1,612				650
Accretion of discount on asset retirement obligations						34				86
General and administrative						6,159
Total operating costs and expenses						9,604				6,754
Income (loss) from operations						(5,746)				(5,812)
Equity in losses of affiliate						0
Net income (loss)						(5,746)				(5,705)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)						(5,746)				(5,705)
Exploration and abandonment expense						33
Depletion, depreciation and amortization						1,612				650
Accretion expense						34
Equity in loss off affiliate						0
Accounts receivable						(1,355)
Prepaid expenses, inventory and other current assets						(88)
Accounts payable and accrued liabilities						3,010
Net cash provided by (used in) operating activities						(2,500)
Additions to oil and natural gas properties						(45,318)
Changes in working capital associated with oil and natural gas property additions						19,097
Acquisitions of oil and natural gas properties						(2,456)
Investment in affiliate						0
Issuance of notes receivable						(4,193)
Net cash used in investing activities						(32,870)
Contributions from partners						58,081
Net cash provided by financing activities						58,081
Net decrease in cash and cash equivalents						22,711
Cash and cash equivalents, beginning of period				22,711		0		22,711	22,711
Cash and cash equivalents, end of period						22,711					22,711
HighPeak I [Member]
Operating revenues											4,257
Oil and natural gas production											1,794
Production and ad valorem taxes											261
Exploration and abandonments											2,817
Depletion, depreciation and amortization											2,657
Accretion of discount on asset retirement obligations											38
General and administrative											2,523
Total operating costs and expenses											10,090
Income (loss) from operations											(5,833)
Equity in losses of affiliate											(3,175)
Net income (loss)											(9,008)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)											(9,008)
Exploration and abandonment expense											2,817
Depletion, depreciation and amortization											2,657
Accretion expense											38
Equity in loss off affiliate											3,175
Accounts receivable											1,425
Prepaid expenses, inventory and other current assets											(121)
Accounts payable and accrued liabilities											745
Net cash provided by (used in) operating activities											1,728
Additions to oil and natural gas properties											(15,687)
Changes in working capital associated with oil and natural gas property additions											5,585
Acquisitions of oil and natural gas properties											(8,462)
Investment in affiliate											(7,796)
Issuance of notes receivable											0
Net cash used in investing activities											(26,360)
Contributions from partners											23,738
Net cash provided by financing activities											23,738
Net decrease in cash and cash equivalents											(894)
Cash and cash equivalents, beginning of period				0				0	0	894	894
Cash and cash equivalents, end of period						0					0
HighPeak I and HighPeak II [Member]
Operating revenues											8,115
Oil and natural gas production											3,372
Production and ad valorem taxes											449
Exploration and abandonments											2,850
Depletion, depreciation and amortization											4,269
Accretion of discount on asset retirement obligations											72
General and administrative											8,682
Total operating costs and expenses											19,694
Income (loss) from operations											(11,579)
Equity in losses of affiliate											0
Net income (loss)											(11,579)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)											(11,579)
Exploration and abandonment expense											2,850
Depletion, depreciation and amortization											4,269
Accretion expense											72
Equity in loss off affiliate											0
Accounts receivable											70
Prepaid expenses, inventory and other current assets											(209)
Accounts payable and accrued liabilities											3,755
Net cash provided by (used in) operating activities											(772)
Additions to oil and natural gas properties											(61,005)
Changes in working capital associated with oil and natural gas property additions											24,682
Acquisitions of oil and natural gas properties											(10,918)
Investment in affiliate											0
Issuance of notes receivable											(4,193)
Net cash used in investing activities											(51,434)
Contributions from partners											74,023
Net cash provided by financing activities											74,023
Net decrease in cash and cash equivalents											21,817
Cash and cash equivalents, beginning of period				22,711				22,711	22,711	894	894
Cash and cash equivalents, end of period						22,711					22,711
HighPeak I and HighPeak II [Member] | Consolidation, Eliminations [Member]
Depletion, depreciation and amortization											0
Equity in losses of affiliate											3,175
Net income (loss)											3,175
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)											3,175
Exploration and abandonment expense											0
Depletion, depreciation and amortization											0
Accretion expense											0
Equity in loss off affiliate											(3,175)
Accounts receivable											0
Prepaid expenses, inventory and other current assets											0
Accounts payable and accrued liabilities											0
Net cash provided by (used in) operating activities											0
Additions to oil and natural gas properties											0
Changes in working capital associated with oil and natural gas property additions											0
Acquisitions of oil and natural gas properties											0
Investment in affiliate											7,796
Issuance of notes receivable											0
Net cash used in investing activities											7,796
Contributions from partners											(7,796)
Net cash provided by financing activities											(7,796)
Net decrease in cash and cash equivalents											0
Cash and cash equivalents, beginning of period				$ 0				0	0	0	0
Cash and cash equivalents, end of period						0					0
Crude Oil Sales [Member]
Operating revenues	46,985		938		15,988		71,855	5,462	8,069		7,849
Crude Oil Sales [Member] | HighPeak II [Member]
Operating revenues						3,695				719
Crude Oil Sales [Member] | HighPeak I [Member]
Operating revenues											4,154
Crude Oil Sales [Member] | HighPeak I and HighPeak II [Member]
Operating revenues											7,849
Natural Gas and NGL Sales [Member]
Operating revenues	$ 1,285		$ 6		$ 412		$ 2,132	$ 105	$ 154		266
Natural Gas and NGL Sales [Member] | HighPeak II [Member]
Operating revenues						$ 163				$ 223
Natural Gas and NGL Sales [Member] | HighPeak I [Member]
Operating revenues											103
Natural Gas and NGL Sales [Member] | HighPeak I and HighPeak II [Member]
Operating revenues											$ 266